Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010	Mar. 31, 2018	Dec. 31, 2015	Apr. 14, 2008
Related Party Transactions (Textual)
Shares payable redeemed for cash	$ (390,000)	$ (599,915)
Percentage of ownership				20.00%		100.00%
CEO [Member]
Related Party Transactions (Textual)
Shares issued for in connection with purchase of a patent			100,000
Stock options			66,667
Expire date			Apr. 30, 2015
Shares values			$ 360,000
Shares payable redeemed for cash		$ 363,000
Payable to the related party			$ 570,000
Percentage of ownership					20.00%